Stock-Based Compensation and Other Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of Assumptions Used to Calculated Fair Value Utilizing Black-Scholes Pricing Model

The fair values of the stock options granted for the six months ended June 30, 2018 were determined utilizing the Black-Scholes pricing model methodology. A summary of assumptions used to calculate the fair values of the 2017 Stock Plan awards is presented below:

2017 Stock Plan
Six Months Ended June 30, 2018
Expected volatility	23%
Expected dividend yield	0.0%
Expected term (years)	7.5
Risk-free interest rate	2.36 - 2.81%
Weighted average grant date fair value	$6.75

A summary of assumptions used to calculate the fair values of the 2008 Stock Plan award is presented below:

	2008 Stock Plan
	Years Ended December 31,
	2017	2016
Expected volatility	20.0%	21.6%
Expected dividend yield	0.0%	0.0%
Expected term (years)	7.5	7.5
Risk-free interest rate	1.94%	0.94-1.84%
Weighted average grant date fair value	$3.58	$3.78

A summary of assumptions used to calculate the fair values of the 2017 Stock Plan award is presented below:

2017 Stock Plan
Year Ended December 31,
2017
Expected volatility	20.0%
Expected volatility of directors’ options immediately vested	16.2%
Expected dividend yield	0.0%
Expected term (years) except for directors’ options immediately vested	7.5
Expected term (years) of directors’ options immediately vested	5.0
Risk-free interest rate	1.76-1.95%
Weighted average grant date fair value	$3.44

Summary of Stock Based Compensation Expense

A summary of selected data related to stock-based compensation expense follows:

	2008 Stock Plan
	Year Ended December 31,
	2017	2016
	(Dollars in thousands)
Stock-based compensation expense	$1,290	$1,069
Amount of cash received from exercise of awards	468	59

	2008 Stock Plan
	Year Ended December 31,
	2017	2016
	(Dollars in thousands)
Unrecognized compensation expense related to stock-based compensation	$1,218	$2,751
Weighted-average life over which expense is expected to be recognized (years)	2.5	3.3

2008 Stock Plan
Summary of Option Activity

Option activity for the period indicated is summarized as follows:

	2008 Stock Plan
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2018	1,415,350	$12.59
Granted	—
Exercised	(191,428)	$10.63	$1,909
Forfeited (1)	(18,000)	$13.30	$131
Expired	—

Outstanding at June 30, 2018	1,205,922	$12.89	$9,298	5.17

Exercisable at June 30, 2018	962,882	$12.54	$7,761	4.66

Vested at June 30, 2018	962,882	$12.54	$7,761	4.66

The following tables present the activity during the year ended December 31, 2017 related to the 2008 Stock Plan:

	2008 Stock Plan
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2017	1,549,725	$12.62
Granted	2,000	13.00	$—
Exercised	(40,000)	11.71	$132
Forfeited(1)	(96,375)	13.37
Expired	—	—

Outstanding at December 31, 2017	1,415,350	$12.59	$3,411	5.28

Exercisable at December 31, 2017	1,070,475	$12.09	$3,115	4.58

Vested at December 31, 2017	1,070,475	$12.09	$3,115	4.58

2017 Stock Plan
Summary of Option Activity

Option activity for the period indicated is summarized as follows:

	2017 Stock Plan
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2018	127,927	$15.00
Granted	75,116	20.63	$—
Exercised	—
Forfeited (1)	—
Expired	—

Outstanding at June 30, 2018	203,043	$17.08	$715	9.10

Exercisable at June 30, 2018	76,770	$15.00	$430	8.66

Vested at June 30, 2018	76,770	$15.00	$430	8.66

(1)	Forfeitures are accounted for in the period they occur.

The following tables present the activity during the year ended December 31, 2017 related to the 2017 Stock Plan:

	2017 Stock Plan
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2017	—	$—
Granted	127,927	15.00	$—
Exercised	—	—
Forfeited(1)	—	—
Expired	—	—

Outstanding at December 31, 2017	127,927	$15.00	$—	9.17

Exercisable at December 31, 2017	65,000	$15.00	$—	9.15

Vested at December 31, 2017	65,000	$15.00	$—	9.15

2008 Warrant
Summary of Warrant Activity

Warrant activity for the period indicated is summarized as follows:

	Spirit of Texas Bancshares, Inc. 2008 Warrants
	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2018	105,000	$10.00
Granted	—
Exercised	(15,000)	$10.00	$159
Forfeited (1)	—
Expired	—

Outstanding at June 30, 2018	90,000	$10.00	$954	0.38

Exercisable at June 30, 2018	90,000	$10.00	$954	0.38

Vested at June 30, 2018	90,000	$10.00	$954	0.38

Bank4Texas Warrants
Summary of Warrant Activity

The following table presents the activity for the period indicated related to the Bank4Texas Warrants:

	Bank4Texas Warrants
	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2017	12,491	$10.50
Granted	—	—
Exercised	(419)	10.50	$2
Forfeited(1)	—	—
Expired	—	—

Outstanding at December 31, 2017	12,072	$10.50	$54	2.65

Exercisable at December 31, 2017	12,072	$10.50	$54	2.65

Vested at December 31, 2017	12,072	$10.50	$54	2.65